8. Trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ 388	R$ 698
Trade receivables, current	384	618	R$ 535
Trade receivables, noncurrent	4	80	R$ 0
Credit card companies
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	38	234
Credit card companies - related parties
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	58	170
Sales vouchers
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	128	147
Private label credit card
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	53	74
Receivables from related parties
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	15	0
Receivables from suppliers
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	101	79
Allowance for doubtful accounts
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ (5)	R$ (6)